INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2020
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	Country of		December 31,	December 31,
	operations	Operating activity	2020	2019
MTS Belarus	Belarus	telecommunications	5,124	4,502
Zelenaya Tochka	Russia	telecommunications	1,260	—
YouDo	Russia	classifieds	724	724
Sistema-Rentnaya Nedvizhimost	Russia	property investments mutual fund	636	658
Other unquoted companies	Russia		811	566
Total investments in associates			8,555	6,450

Schedule of recognized gain on sale included in the non-operating share of the income of the associates

2019
Proceeds from disposal	7,902
Less: carrying amount of investment on the date of disposal	(4,065)

Gain recognized*	3,837

*A current tax expense of RUB 420 million is attributable to the aforementioned gain.

Fancy Show
Investments in associates and joint ventures
Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2020	2019	2018

Net income for the year	3	—	—

The Group’s share of the income of the joint venture for the year	17	—	—

Other comprehensive income for the year	—	—	—
Total comprehensive income for the year	3	—	—

The Group’s share of total comprehensive income of the joint venture for the year	17	—	—

MTS Bank
Investments in associates and joint ventures
Schedule of the composition of the Group's share of loss/(income) of associate

2018
Total interest income	(9,289)
Total interest expense	3,799
Net loss for the period	609
The Group’s share of the loss of the associate for the period	162
Other comprehensive loss for the period	614
Total comprehensive loss for the period	1,223
The Group’s share of the total comprehensive loss for the period	326

MTS Belarus
Investments in associates and joint ventures
Schedule of reconciliation of summarized financial information to the carrying amount of the Group's interest in associate

	December 31,	December 31,
	2020	2019
Assets
Non-current assets	20,008	19,496
Current assets	12,705	11,536
Liabilities
Non-current liabilities	(11,257)	(9,849)
Current liabilities	(10,999)	(11,995)
Total identifiable net assets	10,457	9,188
The Group’s share in associate	49%	49%
The Group’s share of identifiable net assets	5,124	4,502
Carrying amount of the Group’s interest	5,124	4,502

Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2020	2019	2018
Revenue	36,121	32,593	27,695
Net profit for the year	10,267	9,354	7,752
The Group’s share of the profit of the associate for the year	5,031	4,583	3,799
Other comprehensive income/(loss) for the year (currency translation adjustment)	(397)	(842)	648
Total comprehensive income for the year	9,870	8,512	8,400
The Group’s share of total comprehensive income of the associate for the year	4,836	4,171	4,116
Dividends received	(4,212)	(3,821)	(3,691)

Investments in individually insignificant associates and joint ventures
Investments in associates and joint ventures
Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2020	2019	2018
Net (income)/loss for the year	(1,048)	2,448	4,600
The Group’s share of the (income)/loss of the associate for the year	(273)	341	747
Other comprehensive income for the year	—	—	—
Total comprehensive (income)/loss for the year	(1,048)	2,448	4,600
The Group’s share of total comprehensive (income)/loss of the associate for the year	(273)	341	747